15 Trade account payables	12 Months Ended
Dec. 31, 2019
Trade and other payables [abstract]
Trade account payables

15	Trade account payables

	Note	2019	2018
Trade payables:
Domestic market
Third parties		1,081,076	1,374,379
Related parties	9	155,980	177,175
		1,237,056	1,551,554
Foreign market
Third parties	(i)	7,964,536	6,934,598
Present value adjustment - foreign market	(ii)	(80,766)	(107,648)
		9,120,826	8,378,504

Current liabilities		9,116,989	8,341,252
Non-current liabilities		3,837	37,252
		9,120,826	8,378,504

(i)	Considers R$6.5 billion (R$5.6 billion in 2018) in raw material purchases due in up to 360 days for which the Company provides letters of credit issued by financial institutions that indicate the suppliers as beneficiaries.
(ii)	The rate for calculating the Present Value Adjustment applied to the external market payments with terms equal to or longer than 90 day is calculated based on the average rate for lengthening the term of trade payables.